UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 5018

Smith Barney Investment Series

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

c/o Citigroup Asset Management

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31

Date of reporting period: July 31, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

SMITH BARNEY INVESTMENT

SERIES

SB Growth and Income Fund

FORM N-Q

JULY 31, 2005

SB GROWTH AND INCOME FUND

Schedule of Investments (unaudited)	July 31, 2005

SHARES	SECURITY	VALUE
COMMON STOCK - 99.9%
CONSUMER DISCRETIONARY - 12.4%
Hotels, Restaurants & Leisure - 1.5%
34,900	Ctrip.com International Ltd., ADR (a)*	$1,933,635
427,400	McDonald’s Corp.	13,322,058

		15,255,693

Household Durables - 1.0%
436,300	Newell Rubbermaid Inc. (a)	10,850,781

Media - 5.8%
444,900	Comcast Corp., Class A Shares *	13,671,777
81,710	Discovery Holding Co., Class A Shares *	1,166,002
252,300	EchoStar Communications Corp., Class A Shares *	7,246,056
817,102	Liberty Media Corp., Class A Shares *	7,182,326
952,700	News Corp., Class B Shares (a)	16,519,818
791,700	Time Warner Inc.	13,474,734

		59,260,713

Multiline Retail - 0.8%
141,900	J.C. Penney Co. Inc.	7,966,266

Specialty Retail - 3.3%
312,800	Best Buy Co. Inc.	23,960,480
443,000	Staples Inc.	10,087,110

		34,047,590

	TOTAL CONSUMER DISCRETIONARY	127,381,043

CONSUMER STAPLES - 9.4%
Beverages - 2.0%
370,700	PepsiCo Inc.	20,214,271

Food & Staples Retailing - 1.1%
87,900	Costco Wholesale Corp.	4,040,763
150,000	Wal-Mart Stores Inc.	7,402,500

		11,443,263

Food Products - 3.6%
399,500	Kellogg Co. (a)	18,101,345
206,000	McCormick & Co. Inc., Non Voting Shares	7,164,680
610,400	Sara Lee Corp.	12,165,272

		37,431,297

Household Products - 2.7%
187,300	Kimberly-Clark Corp.	11,942,248
275,900	Procter & Gamble Co.	15,348,317

		27,290,565

	TOTAL CONSUMER STAPLES	96,379,396

ENERGY - 8.1%
Energy Equipment & Services - 1.6%
174,700	ENSCO International Inc.	7,054,386
211,900	GlobalSantaFe Corp.	9,533,381

		16,587,767

Oil, Gas & Consumable Fuels - 6.5%
437,900	Exxon Mobil Corp.	25,726,625
337,500	Nexen Inc.	12,555,000
129,000	Suncor Energy Inc.	6,308,100
176,900	Total SA, Sponsored ADR (a)	22,112,500

		66,702,225

	TOTAL ENERGY	83,289,992

See Notes to Schedule of Investments

SB GROWTH AND INCOME FUND

Schedule of Investments (unaudited) (continued)	July 31, 2005

SHARES	SECURITY	VALUE
COMMON STOCK (continued)
FINANCIALS - 20.6%
Capital Markets - 3.8%
141,900	Goldman Sachs Group Inc.	$15,251,412
73,400	Legg Mason Inc.	7,497,810
273,600	Merrill Lynch & Co. Inc.	16,082,208

		38,831,430

Commercial Banks - 6.8%
590,854	Bank of America Corp.	25,761,234
168,000	Comerica Inc.	10,264,800
212,700	Wachovia Corp.	10,715,826
376,900	Wells Fargo & Co.	23,119,046

		69,860,906

Consumer Finance - 2.6%
242,900	American Express Co.	13,359,500
156,100	Capital One Financial Corp. (a)	12,878,250

		26,237,750

Diversified Financial Services - 1.8%
531,080	JPMorgan Chase & Co.	18,662,151

Insurance - 4.1%
166,900	AFLAC Inc.	7,527,190
238,500	American International Group Inc.	14,357,700
126	Berkshire Hathaway Inc., Class A Shares (a)*	10,521,000
110,800	Chubb Corp.	9,841,256

		42,247,146

Thrifts & Mortgages - 1.5%
143,400	Freddie Mac	9,074,352
91,900	Golden West Financial Corp.	5,984,528

		15,058,880

	TOTAL FINANCIALS	210,898,263

HEALTH CARE - 12.2%
Biotechnology - 2.1%
205,804	Amgen Inc. *	16,412,869
114,800	OSI Pharmaceuticals Inc. (a)*	4,741,240

		21,154,109

Health Care Equipment & Supplies - 2.4%
167,300	Fisher Scientific International Inc. (a)*	11,217,465
79,200	Guidant Corp.	5,448,960
97,400	Zimmer Holdings Inc. *	8,021,864

		24,688,289

Health Care Providers & Services - 3.0%
231,200	Coventry Health Care Inc. *	16,352,776
201,300	WellPoint Inc. *	14,239,962

		30,592,738

Pharmaceuticals - 4.7%
281,200	Pfizer Inc.	7,451,800
405,000	Sanofi-Aventis, ADR	17,536,500
170,700	Sepracor Inc. (a)*	8,936,145
465,400	Teva Pharmaceutical Industries Ltd., Sponsored ADR (a)	14,613,560

		48,538,005

	TOTAL HEALTH CARE	124,973,141

INDUSTRIALS - 11.6%
Aerospace & Defense - 4.4%
455,000	Boeing Co.	30,034,550

See Notes to Schedule of Investments

SB GROWTH AND INCOME FUND

Schedule of Investments (unaudited) (continued)	July 31, 2005

SHARES	SECURITY	VALUE
Aerospace & Defense (continued)
388,200	Raytheon Co.	$15,267,906

		45,302,456

Building Products - 1.2%
282,700	American Standard Cos. Inc.	12,517,956

Commercial Services & Supplies - 1.0%
172,000	Avery Dennison Corp.	9,747,240

Industrial Conglomerates - 5.0%
1,206,300	General Electric Co.	41,617,350
127,000	Textron Inc.	9,419,590

		51,036,940

	TOTAL INDUSTRIALS	118,604,592

INFORMATION TECHNOLOGY - 18.6%
Communications Equipment - 3.3%
748,999	ADC Telecommunications Inc. (a)*	19,578,834
744,900	Cisco Systems Inc. *	14,264,835

		33,843,669

Computers & Peripherals - 3.2%
411,700	Dell Inc. *	16,661,499
187,800	International Business Machines Corp.	15,673,788

		32,335,287

Electronic Equipment & Instruments - 0.3%
150,600	Dolby Laboratories Inc., Class A Shares *	2,865,918

Internet Software & Services - 1.1%
88,400	SINA Corp. (a)*	2,458,404
266,100	Yahoo! Inc. *	8,871,774

		11,330,178

IT Services - 1.0%
308,800	Paychex Inc.	10,780,208

Semiconductors & Semiconductor Equipment - 4.7%
444,400	Applied Materials Inc.	8,203,624
436,500	ASML Holding NV, NY Registered Shares *	7,682,400
644,500	Intel Corp.	17,491,730
352,600	Maxim Integrated Products Inc.	14,763,362

		48,141,116

Software - 5.0%
184,600	Cognos Inc. (a)*	7,221,552
182,600	Electronic Arts Inc. *	10,517,760
1,296,500	Microsoft Corp.	33,203,365

		50,942,677

	TOTAL INFORMATION TECHNOLOGY	190,239,053

MATERIALS - 3.3%
Chemicals - 1.3%
119,200	Air Products & Chemicals Inc.	7,123,392
144,700	E.I. du Pont de Nemours & Co.	6,175,796

		13,299,188

Metals & Mining - 2.0%
854,000	Barrick Gold Corp. (a)	20,923,000

	TOTAL MATERIALS	34,222,188

TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 1.6%
607,900	Sprint Corp.	16,352,510

See Notes to Schedule of Investments

SB GROWTH AND INCOME FUND

Schedule of Investments (unaudited) (continued)	July 31, 2005

SHARES	SECURITY	VALUE
TELECOMMUNICATION SERVICES (continued)
Wireless Telecommunication Services - 0.9%
253,700	Nextel Communications Inc., Class A Shares *	$ 8,828,760

	TOTAL TELECOMMUNICATION SERVICES	25,181,270

UTILITIES - 1.2%
Multi-Utilities - 1.2%
279,700	Sempra Energy	11,887,250

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $824,912,726)	1,023,056,188

FACE AMOUNT
SHORT-TERM INVESTMENTS - 7.8%
Repurchase Agreement - 1.2%
$ 12,682,000	State Street Bank & Trust Co., dated 7/29/05, 2.960% due 8/1/05; Proceeds due at maturity - $12,685,128; (Fully collateralized by U.S. Treasury Bond, 8.000% due 11/15/21; Market value - $12,938,122) (Cost - $12,682,000)	12,682,000

SHARES
Securities Purchased from Securities Lending Collateral - 6.6%
67,025,869	State Street Navigator Securities Lending Trust Prime Portfolio (Cost - $67,025,869)	67,025,869

	TOTAL SHORT-TERM INVESTMENTS (Cost - $79,707,869)	79,707,869
	TOTAL INVESTMENTS - 107.7% (Cost - $904,620,595#)	1,102,764,057
	Liabilities in Excess of Other Assets - (7.7)%	(78,757,215)

	TOTAL NET ASSETS - 100.0%	$1,024,006,842

*	Non-income producing security.

(a)	All or a portion of security is on loan (See Notes 1 and 2).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR - American Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The SB Growth and Income Fund (the “Fund”), is a separate investment fund of Smith Barney Investment Series (“Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified, open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked price provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Lending of Portfolio Securities. The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations. In exchange for lending securities under the terms of the agreement with its custodian, the Fund receives a lender’s fee. Fees earned by the Fund on securities lending are recorded as securities lending income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which varies depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Fund maintains the risk of any loss on the securities on loan as well as the potential loss on investments purchased with cash collateral received from securities lending.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At July 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$213,917,411
Gross unrealized depreciation	(15,773,949)

Net unrealized appreciation	$198,143,462

At July 31, 2005, the Fund loaned securities having a market value of $64,969,303. The Fund received cash collateral amounting to $67,025,869 which was invested into the State Street Navigator Securities Lending Trust Prime Portfolio, a Rule 2a-7 money market fund, under the 1940 Act.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Investment Series

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	September 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	September 28, 2005

By	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date	September 28, 2005